INCOME TAX AND SOCIAL CONTRIBUTION - Summary of Breakdown of Deferred Income Tax And Social Contribution Assets (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
INCOME TAX AND SOCIAL CONTRIBUTION
Tax loss carryforwards		R$ 2,465,805		R$ 2,543,720
Receivables		192,260		224,231
Inventory		219,367		244,854
Fixed and Intangible Assets		160,716		308,406
Lease liabilities		444,444		441,860
Accruals, reserves and provision for tax, civil and labor risks	[1]	649,768		695,989
Employee benefits		373,817		317,835
Non-functional currency positions, including derivatives and hedge accounting transactions (d)		307,732	[2]
Foreign Tax Credit Carryforwards (b)	[3]	363,493		146,441
Other temporary differences		124,689		423,839
Total Deferred Tax Assets		5,302,091		5,347,175
Non-functional currency positions, including derivatives and hedge accounting transactions				(137,410)	[2]
Fixed and intangible assets		(339,627)		(312,914)
Employee benefits		(132,609)		(215,235)
Right to use assets		(359,072)		(423,095)
Fair value of identifiable net assets in business combination	[4]	(1,561,946)		(1,714,045)
Other temporary differences		(323,736)		(438,002)
Total Deferred Tax Liabilities		(2,716,990)		(3,240,701)
Total of Deferred income tax and social contribution, net		2,585,101		2,106,474
Deferred income taxes and social contribution assets, net		3,519,515	[5]	3,100,515	[5]	R$ 1,339,725
Deferred income taxes and social contribution liabilities, net		R$ (934,414)	[5]	R$ (994,041)	[5]	R$ (1,288,045)

[1]	Includes (i) expenses under the accrual basis, reflecting authentic expenses incurred in the year, (ii) deferred revenue, (iii) accrued and unpaid compensation and (iv) other reserves not currently deductible for tax.
[2]	Due to underlying changes in non-functional currencies relative to the Brazilian Real, the balance at 2022 year-end primarily reflects a loss on a hedge instrument that can only be deducted when the hedge instrument is settled; as of 2021 year-end, the balance primarily reflected a gain on a hedge which could be deferred until settlement.
[3]	Primarily relates to Foreign Tax Credit Carryforwards in Brazil that had historically been reported as Prepaid Income Taxes rather than Deferred Tax Assets.
[4]	The balance includes deferred income tax liability on the fair value of net identifiable assets in the acquisition of the subsidiaries Avon, The Body Shop and Aesop.
[5]	Balance as presented in the balance sheet including the jurisdictional netting effects of deferred tax assets and liabilities of the same nature, originating in the same taxpayer and taxing authority. As of the year-end of 2021, Parent’s deferred tax assets were unrecognized and as a result, no deferred tax assets and/or liabilities were recognized.